Cover	Jun. 05, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 05, 2025
Entity Registrant Name	MSC Income Fund, Inc.
Entity Incorporation, State or Country Code	MD
Securities Act File Number	814-00939
Entity Tax Identification Number	45-3999996
Entity Address, Address Line One	1300 Post Oak Boulevard
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713)
Local Phone Number	350-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001535778
Amendment Flag	false